New Perspective Fund®
Investment portfolio
June 30, 2020
unaudited
Common stocks 94.71% Information technology 23.87%	Shares	Value (000)
Microsoft Corp.	16,248,565	$3,306,745
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	208,355,941	2,204,831
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,502,219	85,281
ASML Holding NV1	3,882,905	1,423,389
ASML Holding NV (New York registered) (ADR)	1,856,912	683,399
Mastercard Inc., Class A	5,920,972	1,750,831
PayPal Holdings, Inc.[2]	8,045,151	1,401,707
Visa Inc., Class A	6,937,007	1,340,022
Broadcom Inc.	3,554,518	1,121,841
Shopify Inc., Class A, subordinate voting shares[2]	1,030,500	978,151
Adobe Inc.[2]	2,064,777	898,818
ServiceNow, Inc.[2]	2,181,718	883,727
Samsung Electronics Co., Ltd.[1]	14,509,670	643,201
Keyence Corp.[1]	1,393,140	581,667
GoDaddy Inc., Class A2	6,359,396	466,334
Temenos AG1	2,885,697	447,416
Autodesk, Inc.[2]	1,632,566	390,493
Global Payments Inc.	2,270,429	385,110
Smartsheet Inc., Class A2,3	7,117,994	362,448
Alteryx, Inc., Class A2	1,963,300	322,531
Trimble Inc.[2]	7,285,287	314,652
SAP SE1	2,227,605	310,073
TE Connectivity Ltd.	3,765,000	307,036
Apple Inc.	793,407	289,435
Advanced Micro Devices, Inc.[2]	5,450,023	286,726
Worldline SA, non-registered shares[1,2]	2,388,539	206,362
Tokyo Electron Ltd.[1]	743,108	182,368
Zendesk, Inc.[2]	1,900,000	168,207
Edenred SA1	3,765,375	164,497
Micron Technology, Inc.[2]	2,988,400	153,962
ON Semiconductor Corp.[2]	7,601,308	150,658
Halma PLC[1]	4,884,646	139,205
Amadeus IT Group SA, Class A, non-registered shares[1]	2,621,963	136,428
Motorola Solutions, Inc.	900,000	126,117
Texas Instruments Inc.	900,000	114,273
CDK Global, Inc.	2,672,028	110,675
Dell Technologies Inc., Class C2	1,989,859	109,323
VeriSign, Inc.[2]	500,000	103,415
FLIR Systems, Inc.	2,500,000	101,425
Intel Corp.	1,538,539	92,051
STMicroelectronics NV1	3,217,449	87,284
Infosys Ltd. (ADR)	7,683,400	74,222
Nokia Corp.[1]	16,580,537	72,612
Largan Precision Co., Ltd.[1]	506,000	69,827
NetApp, Inc.	1,532,788	68,010
Workday, Inc., Class A2	361,657	67,760
Applied Materials, Inc.	994,930	60,143
New Perspective Fund — Page 1 of 11

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
AAC Technologies Holdings Inc.[1,4]	8,594,200	$52,618
Cree, Inc.[2]	730,000	43,209
MediaTek Inc.[1]	1,620,000	31,697
Twilio Inc.[2]	92,600	20,318
LG Display Co., Ltd.[1,2]	800,000	7,638
		23,900,168
Consumer discretionary 16.77%
Amazon.com, Inc.[2]	1,634,589	4,509,537
Tesla, Inc.[2]	3,387,612	3,657,977
NIKE, Inc., Class B	9,306,499	912,502
Prosus NV1,2	8,460,874	785,256
LVMH Moët Hennessy-Louis Vuitton SE1	1,698,114	743,772
MercadoLibre, Inc.[2]	565,462	557,415
Kering SA1	941,478	511,382
Naspers Ltd., Class N1	2,731,336	498,278
Hermès International[1]	572,747	478,028
adidas AG1,2	1,670,650	437,075
Booking Holdings Inc.[2]	271,019	431,554
Home Depot, Inc.	1,165,433	291,953
EssilorLuxottica[1,2]	2,233,965	286,326
Delivery Hero SE1,2	2,080,000	211,925
Suzuki Motor Corp.[1]	5,764,425	195,588
Restaurant Brands International Inc.[4]	3,490,237	190,672
Trip.com Group Ltd. (ADR)[2]	7,003,760	181,537
Flutter Entertainment PLC (GBP denominated)[1]	1,347,645	176,719
Galaxy Entertainment Group Ltd.[1]	25,532,000	173,359
Hilton Worldwide Holdings Inc.	2,138,200	157,051
Hyundai Motor Co.[1]	1,907,873	156,814
Industria de Diseño Textil, SA1	5,423,532	143,394
Melco Resorts & Entertainment Ltd. (ADR)	8,769,000	136,095
InterContinental Hotels Group PLC[1]	2,567,299	113,792
Hilton Grand Vacations Inc.[2,3]	5,462,065	106,783
Cie. Financière Richemont SA, Class A1	1,443,640	91,930
YUM! Brands, Inc.	1,011,083	87,873
Nitori Holdings Co., Ltd.[1]	430,700	84,355
Domino’s Pizza, Inc.	223,300	82,496
Renault SA1,2	3,052,641	77,270
General Motors Company	3,000,000	75,900
Wynn Macau, Ltd.[1]	38,172,318	66,316
Peugeot SA1,2	3,640,537	59,095
Marriott International, Inc., Class A	500,000	42,865
Valeo SA, non-registered shares[1]	1,060,112	27,769
Evolution Gaming Group AB1	434,449	25,875
Sodexo SA1	199,981	13,509
Samsonite International SA1,2	12,529,900	12,715
		16,792,752
Health care 13.77%
Intuitive Surgical, Inc.[2]	2,246,953	1,280,381
Vertex Pharmaceuticals Inc.[2]	3,920,540	1,138,172
AstraZeneca PLC[1]	8,974,492	935,561
Thermo Fisher Scientific Inc.	2,567,528	930,318
Regeneron Pharmaceuticals, Inc.[2]	1,395,212	870,124
Boston Scientific Corp.[2]	23,606,651	828,830
New Perspective Fund — Page 2 of 11

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Seattle Genetics, Inc.[2]	4,119,020	$699,904
Zoetis Inc., Class A	4,828,810	661,740
BeiGene, Ltd. (ADR)[2]	3,009,418	566,974
Incyte Corp.[2]	4,560,195	474,123
Danaher Corp.	2,465,205	435,922
Insulet Corp.[2]	2,092,063	406,404
Pfizer Inc.	11,746,832	384,121
Novo Nordisk A/S, Class B1	5,839,531	377,883
IDEXX Laboratories, Inc.[2]	1,102,180	363,896
Koninklijke Philips NV (EUR denominated)[1,2]	7,089,946	330,155
Coloplast A/S, Class B1	2,103,928	326,169
Ultragenyx Pharmaceutical Inc.[2,3]	3,730,079	291,767
Edwards Lifesciences Corp.[2]	4,165,587	287,884
Abbott Laboratories	3,104,677	283,861
Teva Pharmaceutical Industries Ltd. (ADR)[2]	17,452,300	215,187
Agios Pharmaceuticals, Inc.[2]	3,232,903	172,896
Galapagos NV1,2	844,495	165,782
Shionogi & Co., Ltd.[1]	2,460,900	154,051
Fisher & Paykel Healthcare Corp. Ltd.[1]	6,590,877	152,415
Novartis AG1	1,500,404	130,371
Olympus Corp.[1]	6,409,600	123,450
Mettler-Toledo International Inc.[2]	119,100	95,941
NovoCure Ltd.[2]	1,554,500	92,182
Straumann Holding AG1	95,779	82,147
WuXi Biologics (Cayman) Inc.[1,2]	4,436,500	81,290
Gilead Sciences, Inc.	936,548	72,058
Sanofi[1]	678,142	68,994
Lonza Group AG1	115,000	60,639
Daiichi Sankyo Company, Ltd.[1]	683,000	55,778
Bayer AG1	709,883	52,105
Eli Lilly and Company	278,386	45,705
Merck & Co., Inc.	506,483	39,166
Roche Holding AG, nonvoting, non-registered shares[1]	64,040	22,173
Teladoc Health, Inc.[2]	52,000	9,924
Bluebird Bio, Inc.[2]	134,911	8,235
Sarepta Therapeutics, Inc.[2]	33,500	5,371
Allakos Inc.[2,4]	72,300	5,195
		13,785,244
Financials 9.62%
JPMorgan Chase & Co.	12,862,294	1,209,827
AIA Group Ltd.[1]	125,178,800	1,165,048
London Stock Exchange Group PLC[1]	10,091,228	1,043,875
Moody’s Corp.	3,001,140	824,503
CME Group Inc., Class A	4,763,493	774,258
BlackRock, Inc.	1,017,210	553,454
Chubb Ltd.	4,097,602	518,838
Hong Kong Exchanges and Clearing Ltd.[1]	9,473,300	403,740
DNB ASA[1,2]	27,136,961	359,058
Intercontinental Exchange, Inc.	3,118,110	285,619
Deutsche Boerse AG1	1,209,560	218,627
ICICI Bank Ltd.[1]	22,240,773	103,096
ICICI Bank Ltd. (ADR)	10,790,139	100,241
UBS Group AG1	16,024,301	184,096
Aon PLC, Class A	894,400	172,261
New Perspective Fund — Page 3 of 11

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Arch Capital Group Ltd.[2]	5,609,209	$160,704
SVB Financial Group[2]	684,328	147,493
Hiscox Ltd.[1]	14,003,690	136,695
Bank of America Corp.	4,986,586	118,431
Banco Bilbao Vizcaya Argentaria, SA1	33,078,876	113,622
Everest Re Group, Ltd.	536,314	110,588
Fairfax Financial Holdings Ltd., subordinate voting shares	310,430	95,907
Willis Towers Watson PLC	413,000	81,340
TMX Group Ltd.	805,983	79,690
UniCredit SpA[1,2]	8,502,768	78,060
AXA SA1,2	3,252,161	67,870
Morgan Stanley	1,264,058	61,054
Macquarie Group Ltd.[1]	731,273	60,194
RenaissanceRe Holdings Ltd.	323,759	55,373
Sumitomo Mitsui Financial Group, Inc.[1]	1,927,000	54,193
Goldman Sachs Group, Inc.	260,996	51,578
Prudential PLC[1]	3,411,417	51,375
Société Générale[1,2]	2,453,810	40,824
Skandinaviska Enskilda Banken AB, Class A1,2	4,453,264	38,515
Barclays PLC[1]	24,516,111	34,685
Aviva PLC[1]	9,215,000	31,185
Discovery Ltd.[1]	5,101,045	30,713
MetLife, Inc.	401,753	14,672
Brighthouse Financial, Inc.[2]	36,522	1,016
		9,632,318
Communication services 9.27%
Facebook, Inc., Class A2	14,091,449	3,199,745
Alphabet Inc., Class C2	761,752	1,076,820
Alphabet Inc., Class A2	640,246	907,901
Netflix, Inc.[2]	3,423,655	1,557,900
Activision Blizzard, Inc.	6,578,373	499,298
América Móvil, SAB de CV, Series L (ADR)	30,465,138	386,603
SoftBank Group Corp.[1]	7,083,900	356,942
Cellnex Telecom, SA, non-registered shares[1]	4,268,933	259,820
Sea Ltd., Class A (ADR)[2]	2,116,709	226,996
Nintendo Co., Ltd.[1]	345,400	153,691
Vodafone Group PLC[1]	95,677,260	152,563
Koninklijke KPN NV1	42,762,540	113,260
Adevinta ASA[1,2]	10,150,000	102,297
Snap Inc., Class A2	4,200,500	98,670
Z Holding Corp.[1]	19,922,000	97,223
Altice USA, Inc., Class A2	2,032,426	45,811
Bharti Airtel Ltd.[1]	4,184,975	31,006
Spotify Technology SA2	69,646	17,982
		9,284,528
Industrials 6.29%
Honeywell International Inc.	4,133,618	597,680
Safran SA1,2	5,428,459	543,021
DSV Panalpina A/S1	3,977,903	485,287
Airbus SE, non-registered shares[1,2]	5,483,932	390,230
ASSA ABLOY AB, Class B1	18,643,859	378,549
Nidec Corp.[1]	5,423,532	362,112
Equifax Inc.	1,952,150	335,536
New Perspective Fund — Page 4 of 11

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
SMC Corp.[1]	633,800	$323,492
Komatsu Ltd.[1]	12,013,600	245,615
IDEX Corp.	1,539,650	243,326
Ryanair Holdings PLC (ADR)[2]	3,292,305	218,412
Lennox International Inc.	893,238	208,116
AB Volvo, Class B1,2	12,470,000	194,925
Deere & Company	1,205,883	189,504
Boeing Company	974,912	178,701
Spirax-Sarco Engineering PLC[1]	1,346,629	166,257
Northrop Grumman Corp.	488,808	150,279
ABB Ltd[1]	6,260,701	140,725
Aalberts NV, non-registered shares[1]	3,944,895	129,139
Recruit Holdings Co., Ltd.[1]	3,757,148	128,435
RELX PLC[1]	4,747,207	109,875
Epiroc AB, Class B1	4,532,840	55,362
Epiroc AB, Class A1	4,187,768	52,106
Aggreko PLC[1,3]	16,547,147	90,645
PageGroup PLC[1,3]	17,039,067	79,756
Westinghouse Air Brake Technologies Corp.	1,325,859	76,330
Experian PLC[1]	2,178,000	75,967
Uber Technologies, Inc.[2]	1,840,619	57,206
MTU Aero Engines AG1,2	226,500	39,145
General Electric Co.	4,111,865	28,084
JGC Holdings Corp.[1]	1,789,762	18,839
Copart, Inc.[2]	113,000	9,409
		6,302,065
Consumer staples 5.77%
Nestlé SA1	9,765,707	1,078,868
Costco Wholesale Corp.	2,170,275	658,049
Pernod Ricard SA1	3,407,235	535,513
Mondelez International, Inc.	9,615,051	491,618
British American Tobacco PLC[1]	11,055,811	424,780
Carlsberg A/S, Class B1,4	2,343,271	309,546
L’Oréal SA, bonus shares[1,2]	686,197	219,988
L’Oréal SA, non-registered shares[1,2]	196,011	62,839
Reckitt Benckiser Group PLC[1]	2,440,464	224,592
Philip Morris International Inc.	2,438,764	170,860
Anheuser-Busch InBev SA/NV1	3,123,181	153,931
Colgate-Palmolive Company	2,000,000	146,520
KOSÉ Corp.[1]	1,133,000	136,217
Danone SA1,2	1,957,826	135,289
Unilever NV (EUR denominated)[1]	2,298,133	121,882
Unilever PLC[1]	2,021,879	109,015
General Mills, Inc.	1,617,700	99,731
Estée Lauder Companies Inc., Class A	496,000	93,585
Japan Tobacco Inc.[1,4]	4,596,500	85,283
Walgreens Boots Alliance, Inc.	1,845,400	78,226
Associated British Foods PLC[1]	3,273,776	77,579
Godrej Consumer Products Ltd.[1]	8,407,562	77,215
PepsiCo, Inc.	546,900	72,333
Shiseido Co., Ltd.[1]	1,121,100	71,078
Uni-Charm Corp.[1]	1,681,300	68,884
New Perspective Fund — Page 5 of 11

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Fomento Económico Mexicano, SAB de CV	9,949,300	$61,680
Diageo PLC[1]	283,216	9,401
		5,774,502
Materials 4.72%
Koninklijke DSM NV1	5,339,413	738,029
Vale SA, ordinary nominative (ADR)	46,719,719	481,680
Vale SA, ordinary nominative	11,812,655	121,470
Sherwin-Williams Company	948,413	548,040
Shin-Etsu Chemical Co., Ltd.[1]	4,181,300	488,788
Linde PLC	2,065,947	438,208
Asahi Kasei Corp.[1]	40,935,273	332,581
Gerdau SA (ADR)[4]	68,879,838	203,884
Chr. Hansen Holding A/S1	1,640,475	169,101
Sika AG1	848,429	163,077
LyondellBasell Industries NV	2,344,000	154,048
Dow Inc.	3,477,269	141,734
DuPont de Nemours Inc.	2,299,173	122,155
Air Liquide SA, non-registered shares[1]	787,210	113,428
AngloGold Ashanti Ltd. (ADR)	3,242,900	95,633
LafargeHolcim Ltd.[1]	2,122,307	92,826
Barrick Gold Corp.	2,969,358	79,995
Newmont Corp.	1,082,249	66,818
Wheaton Precious Metals Corp. (CAD denominated)	1,072,183	47,157
Alrosa PJSC[1]	44,452,000	40,255
Celanese Corp.	424,000	36,608
Nutrien Ltd. (CAD denominated)[4]	877,400	28,191
CF Industries Holdings, Inc.	619,344	17,428
First Quantum Minerals Ltd.	1,120,700	8,932
		4,730,066
Energy 2.16%
Reliance Industries Ltd.[1]	19,448,377	439,556
Reliance Industries Ltd., interim shares[1,2]	1,150,559	12,154
Rosneft Oil Company PJSC (GDR)[1]	45,180,525	226,633
EOG Resources, Inc.	4,244,938	215,049
Schlumberger Ltd.	11,687,971	214,942
TOTAL SA1,4	4,576,499	174,317
Baker Hughes Co., Class A	11,234,275	172,895
ConocoPhillips	3,465,613	145,625
TC Energy Corp. (CAD denominated)[4]	2,670,600	114,095
Enbridge Inc. (CAD denominated)	3,125,786	95,044
Royal Dutch Shell PLC, Class B1	5,138,802	77,761
INPEX Corp.[1,4]	9,862,700	61,060
Canadian Natural Resources, Ltd. (CAD denominated)	3,296,202	57,178
China Oilfield Services Ltd., Class H1	55,900,000	50,281
LUKOIL Oil Co. PJSC (ADR)[1]	582,748	43,197
Gazprom PJSC (ADR)[1]	7,274,661	39,180
Chevron Corp.	305,514	27,261
Weatherford International[2]	371,600	732
		2,166,960
New Perspective Fund — Page 6 of 11

unaudited
Common stocks (continued) Utilities 1.45%	Shares	Value (000)
Ørsted AS1	5,521,811	$636,829
Enel SpA[1]	40,611,209	349,873
Sempra Energy	1,832,760	214,854
AES Corp.	10,129,519	146,777
Engie SA1,2	7,935,617	97,952
		1,446,285
Real estate 1.02%
Equinix, Inc. REIT	546,546	383,839
American Tower Corp. REIT	1,251,008	323,436
CK Asset Holdings Ltd.[1]	24,403,000	145,112
Goodman Logistics (HK) Ltd. REIT[1]	8,220,000	84,598
Digital Realty Trust, Inc. REIT	588,899	83,688
		1,020,673
Total common stocks (cost: $54,293,810,000)		94,835,561
Preferred securities 0.15% Health care 0.07%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,772,540	69,296
Energy 0.04%
Petróleo Brasileiro SA (Petrobras), preferred nominative	11,226,400	44,488
Information technology 0.02%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	596,200	23,283
Materials 0.02%
Gerdau SA, preferred nominative	5,574,300	16,411
Total preferred securities (cost: $153,789,000)		153,478
Bonds, notes & other debt instruments 0.02% Corporate bonds & notes 0.02% Energy 0.02%	Principal amount (000)
Weatherford International PLC 11.00% 2024[5]	$24,701	17,291
Total corporate bonds & notes		17,291
Total bonds, notes & other debt instruments (cost: $20,564,000)		17,291
Short-term securities 5.61% Money market investments 5.61%	Shares
Capital Group Central Cash Fund 0.18%[6]	50,660,163	5,066,523
BlackRock FedFund 0.10%[6,7]	220,000,000	220,000
Goldman Sachs Financial Square Government Fund 0.15%[6,7]	168,700,000	168,700
Invesco Short-Term Investments Trust - Government & Agency Portfolio 0.09%[6,7]	64,606,507	64,606
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.05%[6,7]	50,000,000	50,000
State Street Institutional U.S. Government Money Market Fund 0.12%[6,7]	48,100,000	48,100
New Perspective Fund — Page 7 of 11

unaudited
Short-term securities (continued) Money market investments (continued)	Shares	Value (000)
RBC U.S. Government Money Market Fund 0.10%[6,7]	1,000,000	$1,000
Fidelity Institutional Money Market Funds - Government Portfolio 0.06%[6,7]	400,000	400
		5,619,329
Total short-term securities (cost: $5,618,824,000)		5,619,329
Total investment securities 100.49% (cost: $60,086,987,000)		100,625,659
Other assets less liabilities (0.49)%		(489,037)
Net assets 100.00%		$100,136,622
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended June 30, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Common stocks 0.93%
Information technology 0.36%
Smartsheet Inc., Class A2	—	7,130,437	12,443	7,117,994	$28	$70,851	$—	$362,448
Consumer discretionary 0.11%
Hilton Grand Vacations Inc.[2]	4,788,400	697,945	24,280	5,462,065	135	(58,744)	—	106,783
Health care 0.29%
Ultragenyx Pharmaceutical Inc.[2]	3,749,088	—	19,009	3,730,079	(156)	132,345	—	291,767
Agios Pharmaceuticals, Inc.[2,8]	3,361,622	285,900	414,619	3,232,903	(30,194)	97,499	—	—
								291,767
Industrials 0.17%
Aggreko PLC[1]	16,631,477	—	84,330	16,547,147	34	(78,432)	—	90,645
PageGroup PLC[1]	12,737,702	4,375,917	74,552	17,039,067	99	(12,400)	—	79,756
								170,401
Total 0.93%					$(30,054)	$151,119	$—	$931,399
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $33,313,440,000, which represented 33.27% of the net assets of the fund. This amount includes $33,093,452,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	All or a portion of this security was on loan. The total value of all such securities was $561,105,000, which represented .56% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $17,291,000, which represented .02% of the net assets of the fund.
[6]	Rate represents the seven-day yield at 6/30/2020.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Unaffiliated issuer at 6/30/2020.
New Perspective Fund — Page 8 of 11

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews
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unaudited
changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$17,139,055	$6,761,113	$—	$23,900,168
Consumer discretionary	11,422,210	5,370,542	—	16,792,752
Health care	10,666,281	3,118,963	—	13,785,244
Financials	5,416,847	4,215,471	—	9,632,318
Communication services	8,017,726	1,266,802	—	9,284,528
Industrials	2,292,583	4,009,482	—	6,302,065
Consumer staples	1,872,602	3,901,900	—	5,774,502
Materials	2,591,981	2,138,085	—	4,730,066
Energy	1,042,821	1,124,139	—	2,166,960
Utilities	361,631	1,084,654	—	1,446,285
Real estate	790,963	229,710	—	1,020,673
Preferred securities	60,899	92,579	—	153,478
Bonds, notes & other debt instruments	—	17,291	—	17,291
Short-term securities	5,619,329	—	—	5,619,329
Total	$67,294,928	$33,330,731	$—	$100,625,659
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
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unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFP3-007-0820O-S78045	New Perspective Fund — Page 11 of 11